Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
17.	EARNINGS PER SHARE
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2017	2018	2019
	Ordinary shares	Ordinary shares	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,001,619	2,871,015	3,199,966	459,646
Denominator:
Weighted average ordinary shares outstanding	116,379,846	117,671,971	118,582,096	118,582,096

Basic earnings per share	17.20	24.40	26.99	3.88

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,001,619	2,871,015	3,199,966	459,646
Denominator:
Weighted average ordinary shares outstanding	116,379,846	117,671,971	118,582,096	118,582,096
Dilutive effect of share-based awards	1,679,010	1,563,408	933,151	933,151

Weighted average number of shares outstanding-diluted	118,058,856	119,235,379	119,515,247	119,515,247

Diluted earnings per share	16.95	24.08	26.77	3.85

The effects of 272,421,159,033 and 97,360 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2017, 2018 and 2019, respectively. The effects of 201,432, 254,829 and 178,675 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2017, 2018 and 2019, respectively.